Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock offered by the selling stockholders
Amount Registered | shares	2,923,117
Proposed Maximum Offering Price per Unit	3.93
Maximum Aggregate Offering Price	$ 11,487,849.81
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,586.47
Offering Note	Represents the aggregate number of shares of common stock, par value $0.0001 (“common stock”), that may be sold by the selling stockholders. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares of common stock being registered on behalf of the selling stockholders shall be adjusted to include any additional common stock that may become issuable as a result of any distribution, split, combination or similar transaction. With respect to the offering of the shares of common stock by the selling stockholders, the proposed maximum offering price per share will be determined from time to time in connection with, and at the time of, the applicable sale by the holder of such securities.

The proposed maximum aggregate offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of common stock, on the Nasdaq Global Market on May 1, 2026.

The $11,487,849.81 of securities registered pursuant to this Registration Statement consists of 2,923,117 shares of common stock that may be sold by the selling stockholders.